Provision	12 Months Ended
Apr. 30, 2025
Disclosure of other provisions [abstract]
Provision

15. Provision

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Onerous contracts	-	-	-

Movements in provision were as follows:

	Onerous contracts	Onerous contracts
	SGD	USD

Balance at May 1, 2023	130,343	95,587
Utilization	(130,343)	(95,587)
Balance at April 30, 2024 and 2025	-	-

Provision for onerous contracts is in respect of remaining expected losses arising from non-cancellable construction contracts where the expected total contract costs exceed the total contract sum and is expected to be utilized as these contracts progress towards completion.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS